Annual Total Returns [BarChart] - Pioneer Select Mid Cap Growth VCT Portfolio - Class I	May 01, 2021
Bar Chart Table:
Annual Return 2011	(2.26%)
Annual Return 2012	7.02%
Annual Return 2013	42.46%
Annual Return 2014	9.43%
Annual Return 2015	1.63%
Annual Return 2016	3.74%
Annual Return 2017	30.03%
Annual Return 2018	(6.48%)
Annual Return 2019	33.08%
Annual Return 2020	39.17%